Independent Bank Corporation (Parent Company Only) Financial Information - Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net income	$ 63,351	$ 62,895	$ 56,152
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Deferred income tax benefit	(359)	1,912	(2,130)
Share based compensation	2,143	1,947	1,980
(Increase) decrease in accrued income and other assets	(25,843)	(11,669)	(7,966)
Increase in accrued expenses and other liabilities	14,648	17,171	10,239
Total Adjustments	31,281	47,259	2,532
Net Cash From Operating Activities	94,632	110,154	58,684
CASH FLOW USED IN INVESTING ACTIVITIES
Maturity of interest bearing deposits - time	0	0	350
Net Cash Used In Investing Activities	(424,592)	(563,064)	(553,908)
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Proceeds from issuance of subordinated debt, net of issuance costs	0	0	39,236
Dividends paid	(18,565)	(18,155)	(17,618)
Proceeds from issuance of common stock	77	61	15
Share based compensation withholding obligation	(620)	(691)	(755)
Repurchase of common stock	(4,010)	(17,269)	(14,231)
Net Cash From (Used In) Financing Activities	294,858	443,678	548,625
Net Increase (Decrease) in Cash and Cash Equivalents	(35,102)	(9,232)	53,401
Cash and Cash Equivalents at Beginning of Year	109,473
Cash and Cash Equivalents at End of Year	74,371	109,473
Parent Company
Statement of Cash Flows [Abstract]
Net income	63,351	62,895	56,152
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Deferred income tax benefit	(110)	(81)	(34)
Share based compensation	95	95	89
Accretion of discount on subordinated debt and debentures	144	144	113
(Increase) decrease in accrued income and other assets	(6,012)	788	(307)
Increase in accrued expenses and other liabilities	5,205	159	109
Equity in undistributed net income of subsidiaries	(37,193)	(34,171)	(34,700)
Total Adjustments	(37,871)	(33,066)	(34,730)
Net Cash From Operating Activities	25,480	29,829	21,422
CASH FLOW USED IN INVESTING ACTIVITIES
Purchases of interest bearing deposits - time	(115,000)	(160,000)	(85,000)
Maturity of interest bearing deposits - time	115,000	160,000	55,000
Net Cash Used In Investing Activities	0	0	(30,000)
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Proceeds from issuance of subordinated debt, net of issuance costs	0	0	39,236
Dividends paid	(18,565)	(18,155)	(17,618)
Proceeds from issuance of common stock	2,124	1,913	1,907
Share based compensation withholding obligation	(620)	(691)	(755)
Repurchase of common stock	(4,010)	(17,269)	(14,231)
Net Cash From (Used In) Financing Activities	(21,071)	(34,202)	8,539
Net Increase (Decrease) in Cash and Cash Equivalents	4,409	(4,373)	(39)
Cash and Cash Equivalents at Beginning of Year	6,093	10,466	10,505
Cash and Cash Equivalents at End of Year	$ 10,502	$ 6,093	$ 10,466